Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive loss	Non-controlling Interest	Total
Balance at Dec. 31, 2024	$ 3,359	$ 14,414,905		$ 50,316,486	$ (5,494,790)	$ 199,449	$ 59,439,409
Balance (in Shares) at Dec. 31, 2024	33,595,743
Issuance warrants to a service provider		9,000					9,000
Net income (loss)				(3,253,222)		(462,753)	(3,715,975)
Foreign currency translation adjustments					(479,189)		(479,189)
Balance at Mar. 31, 2025	$ 3,359	14,423,905		47,063,264	(5,973,979)	(263,304)	55,253,245
Balance (in Shares) at Mar. 31, 2025	33,595,743
Balance at Dec. 31, 2024	$ 3,359	14,414,905		50,316,486	(5,494,790)	199,449	59,439,409
Balance (in Shares) at Dec. 31, 2024	33,595,743
Net income (loss)							2,501,736
Balance at Jun. 30, 2025	$ 3,530	20,391,528		53,783,497	(7,169,938)	3,234,174	70,242,791
Balance (in Shares) at Jun. 30, 2025	35,308,040
Balance at Mar. 31, 2025	$ 3,359	14,423,905		47,063,264	(5,973,979)	(263,304)	55,253,245
Balance (in Shares) at Mar. 31, 2025	33,595,743
Settlement of contingent consideration payable	$ 171	5,958,623					5,958,794
Settlement of contingent consideration payable (in Shares)	1,712,297
Issuance warrants to a service provider		9,000					9,000
Capital injection from a non-controlling shareholder						4,000,000	4,000,000
Net income (loss)				6,720,233		(502,522)	6,217,711
Foreign currency translation adjustments					(1,195,959)		(1,195,959)
Balance at Jun. 30, 2025	$ 3,530	20,391,528		53,783,497	(7,169,938)	3,234,174	70,242,791
Balance (in Shares) at Jun. 30, 2025	35,308,040
Balance at Dec. 31, 2025	$ 3,671	28,779,967		89,976,384	(7,504,638)		111,255,384
Balance (in Shares) at Dec. 31, 2025	36,712,040
Share-based compensation to employees	$ 81	(81)
Share-based compensation to employees (in Shares)	810,000
Share-based compensation to nonemployees	$ 24	154,876					154,900
Share-based compensation to nonemployees (in Shares)	236,957
Net income (loss)				28,411,204			28,411,204
Foreign currency translation adjustments					(29,849)		(29,849)
Balance at Mar. 31, 2026	$ 3,776	28,934,762		118,387,588	(7,534,487)		139,791,639
Balance (in Shares) at Mar. 31, 2026	37,758,997
Balance at Dec. 31, 2025	$ 3,671	28,779,967		89,976,384	(7,504,638)		111,255,384
Balance (in Shares) at Dec. 31, 2025	36,712,040
Net income (loss)							45,820,768
Balance at Jun. 30, 2026	$ 4,272	81,534,872	100,000	135,697,152	(7,549,882)		209,786,414
Balance (in Shares) at Jun. 30, 2026	42,718,948
Balance at Mar. 31, 2026	$ 3,776	28,934,762		118,387,588	(7,534,487)		139,791,639
Balance (in Shares) at Mar. 31, 2026	37,758,997
Issuance of ordinary shares in connection with a registered direct offering	$ 455	47,053,610					47,054,065
Issuance of ordinary shares in connection with a registered direct offering (in Shares)	4,545,456
Issuance of ordinary shares in connection with at-the-market offering (“ATM”)	$ 41	5,546,500					5,546,541
Issuance of ordinary shares in connection with at-the-market offering (“ATM”) (in Shares)	414,495
Appropriation of statutory reserves			100,000	(100,000)
Net income (loss)				17,409,564			17,409,564
Foreign currency translation adjustments					(15,395)		(15,395)
Balance at Jun. 30, 2026	$ 4,272	$ 81,534,872	$ 100,000	$ 135,697,152	$ (7,549,882)		$ 209,786,414
Balance (in Shares) at Jun. 30, 2026	42,718,948